OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capitalized fulfillment costs	$ 3,363,000		$ 3,233,000
Agent receivables	1,724,000		961,000
Advances	966,000		1,375,000
Claims receivables	2,868,000		2,241,000
Bunker receivables on time charter-out contracts	21,645,000		12,053,000
Other receivables	8,469,000		9,488,000
Other current assets	39,035,000	$ 29,351,000	$ 29,351,000
Allowance for credit losses	27,000	27,300
Provision for doubtful debts	$ 0	$ 0